Intangible Assets, Net and Goodwill (Details) - Schedule of Intangible Assets, Net and Goodwill - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount:
Carrying amount	$ 434	$ 201
Accumulated amortization:
Accumulated amortization	154	134
Intangible assets, net	280	67
Trade names [Member]
Carrying amount:
Carrying amount	201	201
Accumulated amortization:
Accumulated amortization	154	134
Internal-use software [Member]
Carrying amount:
Carrying amount	$ 233